John Hancock
Retirement Income 2040 Fund
Quarterly portfolio holdings 9/30/19

Fund’s investments
As of 9-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 48.8%				$12,240,796
(Cost $11,395,464)
U.S. Government 48.8%				12,240,796
U.S. Treasury
Bond	3.500	02-15-39	470,000	589,134
Bond	3.875	08-15-40	415,000	548,983
Bond	4.250	05-15-39	330,000	454,820
Bond	4.250	11-15-40	240,000	333,300
Bond	4.375	02-15-38	345,000	478,741
Bond	4.375	11-15-39	175,000	245,649
Bond	4.500	02-15-36	795,000	1,096,355
Bond	4.500	05-15-38	460,000	648,780
Bond	4.625	02-15-40	430,000	622,811
Bond	4.750	02-15-37	375,000	537,700
Bond	5.000	05-15-37	370,000	546,010
Bond	5.250	02-15-29	290,000	380,013
Bond	5.375	02-15-31	630,000	868,686
Bond	5.500	08-15-28	275,000	362,119
Bond	6.125	08-15-29	160,000	224,569
Bond	6.250	05-15-30	625,000	901,685
Bond	6.500	11-15-26	70,000	92,947
Bond	6.625	02-15-27	260,000	350,015
Bond	6.750	08-15-26	70,000	93,365
Bond	8.125	08-15-21	280,000	312,998
Note	1.500	11-30-19	130,000	129,881
Note	1.750	12-31-20	295,000	294,816
Note	1.875	06-30-26	85,000	86,401
Note	2.000	10-31-22	70,000	70,867
Note	2.000	02-15-25	320,000	326,775
Note	2.250	03-31-20	65,000	65,117
Note	2.250	12-31-23	605,000	621,827
Note	2.250	03-31-26	45,000	46,760
Note	2.250	11-15-27	135,000	141,228
Note	2.375	03-15-21	45,000	45,399
Note	2.625	02-15-29	110,000	119,084
Note	2.750	09-30-20	50,000	50,453
Note	2.750	02-15-24	330,000	346,423
Note	2.750	02-15-28	125,000	135,732

Note	2.875	05-15-28	65,000	71,353
Corporate bonds 32.8%				$8,224,133
(Cost $7,463,698)
Communication services 4.9%				1,219,501
Diversified telecommunication services 2.6%
AT&T, Inc.	3.875	01-15-26	85,000	90,174
AT&T, Inc.	4.500	05-15-35	90,000	98,792
AT&T, Inc.	5.350	09-01-40	50,000	58,616
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	78,736
Verizon Communications, Inc.	4.400	11-01-34	80,000	91,191
Verizon Communications, Inc.	4.500	08-10-33	115,000	133,821
Verizon Communications, Inc.	5.250	03-16-37	75,000	93,216
Media 2.3%
CBS Corp.	5.500	05-15-33	105,000	122,563
Charter Communications Operating LLC	5.375	04-01-38	75,000	83,958
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC	6.384	10-23-35	80,000	$96,908
Comcast Corp.	4.250	01-15-33	75,000	86,360
Comcast Corp.	6.500	11-15-35	55,000	77,046
Comcast Corp.	7.050	03-15-33	75,000	108,120
Consumer discretionary 1.9%				474,181
Automobiles 0.5%
Ford Motor Company	7.450	07-16-31	60,000	68,837
General Motors Company	6.600	04-01-36	55,000	63,034
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	82,049
Internet and direct marketing retail 0.6%
Amazon.com, Inc.	4.800	12-05-34	50,000	62,490
eBay, Inc.	3.450	08-01-24	70,000	72,812
Multiline retail 0.5%
Target Corp.	6.350	11-01-32	90,000	124,959
Consumer staples 1.3%				330,607
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.	4.700	02-01-36	85,000	98,306
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	55,646
Food products 0.7%
Kraft Heinz Foods Company	3.000	06-01-26	110,000	108,836
Kraft Heinz Foods Company	6.875	01-26-39	55,000	67,819
Energy 4.9%				1,230,417
Oil, gas and consumable fuels 4.9%
BP Capital Markets America, Inc.	3.937	09-21-28	60,000	66,523
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	57,489
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	70,950
ConocoPhillips	5.900	10-15-32	80,000	105,154
Energy Transfer Partners LP	6.050	06-01-41	50,000	57,160
Energy Transfer Partners LP	7.500	07-01-38	45,000	57,799
EOG Resources, Inc.	3.900	04-01-35	85,000	94,700
Exxon Mobil Corp.	3.043	03-01-26	55,000	57,707
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	88,106
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	56,967
Marathon Oil Corp.	2.800	11-01-22	60,000	60,375
Occidental Petroleum Corp.	6.200	03-15-40	45,000	54,318
Occidental Petroleum Corp.	6.450	09-15-36	45,000	55,694
Shell International Finance BV	4.125	05-11-35	55,000	63,403
Suncor Energy, Inc.	5.950	05-15-35	50,000	63,991
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	62,247
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	96,512
Valero Energy Corp.	7.500	04-15-32	45,000	61,322
Financials 5.4%				1,355,070
Banks 2.9%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	114,084
Citigroup, Inc.	6.000	10-31-33	85,000	106,491
Citigroup, Inc.	6.625	06-15-32	80,000	104,942
HSBC Holdings PLC	7.625	05-17-32	75,000	106,569
JPMorgan Chase & Co.	6.400	05-15-38	60,000	85,044
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp	2.950	07-15-22	70,000	$71,661
Wells Fargo & Company	5.375	02-07-35	100,000	127,968
Capital markets 0.8%
Morgan Stanley	3.125	07-27-26	100,000	102,988
Morgan Stanley	7.250	04-01-32	70,000	99,935
Insurance 1.7%
American International Group, Inc.	3.875	01-15-35	95,000	99,763
MetLife, Inc.	6.500	12-15-32	50,000	69,783
Prudential Financial, Inc.	3.905	12-07-47	63,000	67,686
The Progressive Corp.	2.450	01-15-27	110,000	110,451
The Travelers Companies, Inc.	6.750	06-20-36	60,000	87,705
Health care 3.3%				815,207
Biotechnology 0.5%
AbbVie, Inc.	4.500	05-14-35	60,000	64,679
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	57,882
Health care providers and services 1.5%
CVS Health Corp.	4.750	12-01-22	100,000	106,652
CVS Health Corp.	4.780	03-25-38	100,000	110,240
CVS Health Corp.	4.875	07-20-35	65,000	72,690
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	72,720
Pharmaceuticals 1.3%
Allergan Funding SCS	4.550	03-15-35	90,000	95,603
Johnson & Johnson	4.375	12-05-33	85,000	101,462
Pfizer, Inc.	3.400	05-15-24	55,000	58,379
Wyeth LLC	5.950	04-01-37	55,000	74,900
Industrials 3.4%				864,459
Aerospace and defense 0.8%
Lockheed Martin Corp.	4.500	05-15-36	60,000	71,879
The Boeing Company	2.950	02-01-30	60,000	61,805
United Technologies Corp.	4.450	11-16-38	50,000	59,530
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	57,512
Industrial conglomerates 1.3%
General Electric Company	5.875	01-14-38	75,000	90,099
General Electric Company	6.750	03-15-32	70,000	88,046
General Electric Company	6.875	01-10-39	50,000	66,179
Georgia-Pacific LLC	8.875	05-15-31	50,000	79,784
Road and rail 0.2%
CSX Corp.	6.000	10-01-36	45,000	58,087
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	67,139
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	73,598
International Lease Finance Corp.	8.625	01-15-22	80,000	90,801
Information technology 2.8%				692,136
IT services 0.5%
IBM Corp.	5.875	11-29-32	95,000	126,444
Software 1.6%
Microsoft Corp.	3.500	02-12-35	65,000	71,871
Microsoft Corp.	4.100	02-06-37	60,000	71,164
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	4.200	11-03-35	55,000	$65,805
Oracle Corp.	3.900	05-15-35	50,000	55,544
Oracle Corp.	4.300	07-08-34	110,000	127,999
Technology hardware, storage and peripherals 0.7%
Dell International LLC (A)	6.020	06-15-26	95,000	107,130
Seagate HDD Cayman	5.750	12-01-34	65,000	66,179
Materials 1.3%				336,350
Chemicals 0.6%
LyondellBasell Industries NV	5.750	04-15-24	95,000	107,271
Praxair, Inc.	3.200	01-30-26	45,000	47,619
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	67,757
Metals and mining 0.4%
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	65,355
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	45,000	48,348
Real estate 0.5%				132,522
Equity real estate investment trusts 0.5%
Crown Castle International Corp.	4.300	02-15-29	120,000	132,522
Utilities 3.1%				773,683
Electric utilities 2.4%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	104,314
Florida Power & Light Company	5.950	02-01-38	60,000	84,195
MidAmerican Energy Company	5.750	11-01-35	70,000	92,095
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	58,495
PacifiCorp	5.250	06-15-35	55,000	68,299
Virginia Electric & Power Company	6.350	11-30-37	85,000	118,211
Xcel Energy, Inc.	6.500	07-01-36	45,000	62,270
Multi-utilities 0.7%
Dominion Energy, Inc.	6.300	03-15-33	60,000	78,874
DTE Energy Company	6.375	04-15-33	80,000	106,930

	Shares	Value
Affiliated investment companies (B) 17.3%		$4,329,051
(Cost $4,519,393)
Equity 17.3%		4,329,051
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (C)	379,741	4,329,051

	Yield (%)	Shares	Value
Short-term investments 0.4%			$110,069
(Cost $110,069)
Money market funds 0.4%			110,069
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8787(D)	110,069	110,069

Total investments (Cost $23,488,624) 99.3%	$24,904,049
Other assets and liabilities, net 0.7%	167,591
Total net assets 100.0%	$25,071,640

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-19.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2019, by major security category or type:
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$12,240,796	—	$12,240,796	—
Corporate bonds	8,224,133	—	8,224,133	—
Affiliated investment companies	4,329,051	$4,329,051	—	—
Short-term investments	110,069	110,069	—	—
Total investments in securities	$24,904,049	$4,439,120	$20,464,929	—
Investment in affiliated underlying funds. The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying fund as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	625,811	16,801	(262,871)	379,741	—	—	$(660,000)	$1,533,563	$4,329,051
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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